Annual Total Returns[BarChart] - PGIM Balanced Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.70%	13.19%	18.78%	9.93%	1.06%	8.12%	14.35%	(5.19%)	19.62%	9.11%